LEASE LIABILITIES	12 Months Ended
Dec. 31, 2020
LEASE LIABILITIES
LEASE LIABILITIES

18. LEASE LIABILITIES

Changes in lease liabilities are as follows:

	2020	2019
Balance at beginning of year	$170.5	$179.5
Lease obligations financing right-of-use assets	77.4	33.9
Repayments	(44.6)	(41.9)
Other	(0.1)	(1.0)
	203.2	170.5
Less current portion	(37.2)	(34.0)
	$166.0	$136.5

Lease liabilities with the parent corporation amounted to $29.8 million as of December 31, 2020 ($32.7 million in 2019).

Interest rates on lease liabilities ranged from 1.9% to 9.3% as of December 31, 2020 and 2019.

Repayments of lease liabilities over the coming years are as follows:

2021	$37.2
2022	31.0
2023	29.2
2024	23.9
2025	15.0
2026 and thereafter	66.9